Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

3       SUBSEQUENT EVENTS

The Company has evaluated events subsequent to the balance sheet date through date of approval of the financial statements and has determined that there are no events after the reporting period that would require adjustment or disclosure in the financial statements.

3       SUBSEQUENT EVENTS

The Company has evaluated events subsequent to the balance sheet date through date of approval of the financial statements and has determined that there are no events after the reporting period that would require adjustment or disclosure in the financial statements.